NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NATURE OF OPERATIONS AND GOING CONCERN
Net loss	$ 105,177	$ 73,285
Cash outflows from operating activities	42,171	51,953
Accumulated deficit	$ 399,049	$ 293,872